NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Dec. 16, 2016	Dec. 31, 2016	Dec. 31, 2015
Non-cash impairment expense		$ 95,773	$ 70,531
Non-cash amortization expense		252,134	181,905
Non-cash stock-based stock option compensation		147,472	59,327
Advertising, marketing and promotion expense		35,387	29,563
Property and equipment, capitalization threshold		500
Cash balance insured by FDIC		250,000	250,000
Cash balance uninsured		$ 0	$ 166,187
Stock Option [Member]
Common stock equivalent shares		2,281,000	1,701,000
Convertible Preferred Stock [Member]
Common stock equivalent shares		100,000	5,200,000
Convertible Notes Payable [Member]
Common stock equivalent shares		1,150,000	400,000
Internal Revenue Service (IRS) [Member] | Tax Year 2014 [Member]
Open Tax Year		2014
Internal Revenue Service (IRS) [Member] | Tax Year 2015 [Member]
Open Tax Year		2015
Internal Revenue Service (IRS) [Member] | 2016 [Member]
Open Tax Year		2016
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life		7 years
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life		5 years
Website Development Costs [Member]
Property, Plant and Equipment, Useful Life		5 years
Website Acquisition Costs [Member]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member]
Contractual payment terms		30 days
Maximum [Member]
Contractual payment terms		60 days
Revenue [Member] | Amazon [Member]
Revenues from services		65.00%	88.00%
Revenue [Member] | eBay [Member]
Revenues from services		10.00%	6.00%
Revenue [Member] | Google AdSence [Member]
Revenues from services		21.00%
Revenue [Member] | Other third-party providers [Member]
Revenues from services		79.00%
Purchases [Member] | Citizens Watch Company of America, Inc [Member]
Revenues from services		38.00%	34.00%
Purchases [Member] | Bulova Corporation [Member]
Revenues from services		17.00%	26.00%
Black Helmet [Member]
Number of shares issued for purchase consideration	200,000
Value of shares issued for purchase consideration	$ 170,000
Cash payment for acquisition	250,000
Liabilities assumed	40,000
Forgiveness of working capital advances	$ 200,000